Document and Entity Information Document	Dec. 10, 2019
Cover page.
Amendment Flag	false
Title of 12(b) Security	Common Stock
Entity Address, Address Line One	6277 Sea Harbor Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Dec. 09, 2019
Entity Registrant Name	Wyndham Destinations, Inc.
Written Communications	false
Entity File Number	001-32876
Entity Tax Identification Number	20-0052541
Entity Address, Postal Zip Code	32821
City Area Code	(407)
Local Phone Number	626-5200
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	WYND
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001361658